Customer Accounts Receivable and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Customer Accounts Receivable and Related Receivables

Customer Accounts Receivable and Related Receivables

	December 31,
	2015	2016	2017
	(thousands of Euros)
Accounts receivable	13	1,263	1,265
Valuation allowance	(13)	(13)	—

Total net value of accounts receivable	—	1,250	1,265

Summary of Other Current Assets

The other current assets are broken down as follows:

	December 31,
	2015	2016	2017
	(thousands of Euros)
Research tax credit	5,702	7,228	9,217
Other tax claims	2,550	2,618	5,258
Other receivables	1,409	1,883	1,192
Prepaid expenses	1,850	2,725	2,054

Total	11,512	14,454	17,721

Reconcilliation of Research Tax Credit

The changes in this Research Tax Credit over the last three years are presented as follows:

thousands of Euros
Opening Balance Sheet Receivable as of January 1, 2015	4,340
+ Other income	5,702
- Payment received	(4,322)
- Adjustment	(18)

Closing Balance Sheet Receivable as of December 31, 2015	5,702

thousands of Euros
Opening Balance Sheet Receivable as of January 1, 2016	5,702
+ Other income	7,228
- Payment received	(5,702)
- Adjustment	—

Closing Balance Sheet Receivable as of December 31, 2016	7,228

thousands of Euros
Opening Balance Sheet Receivable as of January 1, 2017	7,228
+ Other income	9,217
- Payment received	(7,341)
- Adjustment	113

Closing Balance Sheet Receivable as of December 31, 2017	9,217